INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current expense (benefit):
Federal	$ 0	$ 0
State	0	0
Total current expense (benefit):	0	0
Deferred expense (benefit):
Federal	0	0
State	0	0
Total deferred expense (benefit):	0	0
Total income tax expense (benefit):	$ 0	$ 0